Research and Development Expenditures Recognized as Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Research and Development Expenditures Recognized as Expenses

Research and development expenditures recognized as expenses for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
	(in millions of Won)
Administrative expenses	￦	135,508	120,608	125,795
Cost of sales		356,173	324,190	361,093

	￦	491,681	444,798	486,888